Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Summary Of Significant Accounting Policies

Note 2 Summary of significant accounting policies

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting standards generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it intends to take advantage of certain exemptions from various reporting requirements.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. The consolidated financial statements and related disclosures, presented in U.S. dollars, have been prepared using the accrual basis of accounting in accordance with GAAP and pursuant to the rules and regulations of the SEC. In the opinion of management, all adjustments and disclosures necessary for a fair presentation of these financial statements have been included. All such adjustments are of a normal and recurring nature. The results and trends in these consolidated financial statements may not be representative for any future periods.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant assumptions and estimates relate to the valuation of stock-based compensation, asset impairments including goodwill and intangible assets, acquisition purchase price asset and liability allocations, the valuation of derivative liabilities, and the valuation of deferred tax assets. The Company evaluates and updates assumptions and estimates on an ongoing basis and may use outside experts to assist in the Company’s evaluation, as considered necessary. Although these estimates are based on management’s knowledge of and experience with past and current events and on management’s assumptions about future events, it is at least reasonably possible that they may ultimately differ materially from actual results.

Segments

The Company determined its reporting units in accordance with ASC 280, Segment Reporting (“ASC 280”). Management evaluates a reporting unit by first identifying operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated.

The Company operates under two reportable business segments for which segment disclosures are consistent with how the chief operating decision maker evaluates the results of the Company and measures performance and determines the allocation of resources. The Company’s reportable segments meet the definition of operating segments and do not include the aggregation of multiple operating segments.

The Company’s reportable segments are Infrastructure and Telecommunications. Nextridge Inc. and its wholly owned subsidiary, Advanced Network Solutions (collectively referred to as “ANS”), B W Electrical Services, LLC (“BW”), EV Group Holdings LLC (“EV Depot”) and Get Charged Inc. (“Get Charged”) are included in Infrastructure. Our PTGi International Carrier Services, Inc. (“PTGi”) subsidiary is included in Telecommunications.

Revenue Recognition

Revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. The Company’s main revenue stream is from services. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied.

The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to a customer, in an amount that reflects the consideration it expects to be entitled to in exchange for those products or services. The Company evaluates when it is appropriate to recognize revenues based on the gross amount invoiced to the customer or the net amount retained by the Company if a third party is involved.

Revenue is recognized when or as performance obligations under the terms of a contract with customers are satisfied. For Telecommunications, revenue recognition typically occurs at the point in time that calls are completed. For Infrastructure, revenue recognition typically occurs over time through the contract term.

A contract liability for deferred revenue is recorded when consideration is received or is unconditionally due from a customer prior to transferring control of goods or services to the customer under the terms of a contract. Deferred revenue balances typically result from advance payments received from customers for contracts or from billings in excess of revenue recognized on services arrangements.

Costs in excess of billing represents when revenues are recognized in advance of invoice issuance. These assets are presented separately on the balance sheet and are converted to accounts receivable once the Company’s right to the consideration becomes unconditional, which varies by contract but is generally based on achieving certain acceptance milestones. The Company recognizes the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset would be one year or less.

Infrastructure

Due to the nature of the Company’s performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. Management must make assumptions and estimates regarding labor productivity and availability, the complexity of the work to be performed, the cost and availability of materials, the performance of subcontracts, and the availability and timing of funding from the customer, among other variables. As a significant change in one or more of these estimates could affect the profitability of contracts, the Company reviews and updates contract-related estimates regularly through a review process in which management reviews the progress and execution of performance obligations and the estimated cost at completion. As part of this process, management reviews information including, but not limited to, any outstanding key contract matter, progress towards completion and the related program schedule and the related changes in estimates of revenues and costs. The Company recognizes adjustments in estimated profit on contracts under the cumulative catch-up method. Under this method, the impact of the adjustment on profit recorded to date is recognized in the period the adjustment is identified. Revenue and profit in future periods of contract performance is recognized using the adjusted estimate. If at any time the estimate of contract profitability indicates an anticipated loss on the contract, the Company recognizes a provision for the entire loss in the period it is identified.

The nature of the Company’s contracts gives rise to several types of variable consideration, including claims and unpriced change orders. The Company recognizes revenue for variable consideration when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company estimates the amount of revenue to be recognized on variable consideration, using the expected value or the most likely amount method, whichever is expected to better predict the amount. The Company’s estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on assessments of legal enforceability, performance, and all information that is reasonably available to the Company.

Telecommunications

The Company’s performance obligations include the routing of voice, data and Short Message Services (“SMS”) to carriers and mobile network operators globally. The Company has contractual relationships with services providers within Asia, Europe, the Middle East, Africa and North and South America. The Company provides customers with internet-protocol-based and time-division multiplexing access for the transport of long-distance voice and data minutes.

Refer to Note 4, Revenue, for additional information on the Company’s revenue recognition.

Stock-Based Compensation

The Company uses the Black-Scholes-Merton (“BSM”) valuation technique to calculate the grant date fair values for stock options. The BSM valuation inputs include the option exercise price, the fair market value price of the Company’s common stock, expected term, expected volatility, expected dividend yield and risk-free interest rate. The fair value of restricted stock units (“RSUs”) is determined using the closing price of the Company’s common stock on the grant date.

The Company’s accounting policy for recognizing stock-based compensation was based on the graded vesting attribution method.  The Company changed its accounting policy for recognizing stock-based compensation expense to the ratable straight line attribution method whereby the Company recognizes stock-based compensation expense for the fair value of its stock-based awards at the time of grant and amortizes that expense on a ratable basis over the requisite service period (usually the vesting period) of the award.

The Company does not apply a forfeiture rate to unvested awards and accounts for forfeitures in the period they occur. The Company records deferred tax assets related to compensation expense for awards that are expected to result in future tax deductions for the Company, based on the amount of compensation cost recognized and the Company’s statutory tax rate in the jurisdiction in which it expects to receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and actual tax deductions reported on the Company’s income tax return are recorded in the Consolidated Statements of Operations within income tax (expense) benefit. The Company also uses the simplified method in developing an estimate of the expected term of stock options. Expected volatility is based on a blend of the Company’s historic stock price volatility and the historic volatility of a peer group of publicly traded companies. Changes in these assumptions can materially affect the fair value and ultimately how much stock-based compensation expense is recognized. These inputs are subjective and generally require judgment to develop. Refer to the Reclassification – Change in Accounting Principle section below and Note 14, Equity, for additional information on the Company’s stock-based compensation.

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consists primarily of amounts held on deposit with financial institutions.

From time to time, the Company may invest in cash equivalents, which consists of investments in immediately available money market accounts and all highly liquid debt instruments with initial maturities of three months or less. The Company considers all highly liquid investments with a maturity of three months or less to be cash equivalents.

Restricted cash balances consist of amounts that the Company may be restricted in its ability to access or amounts that are reserved for a specific purpose and therefore not available for immediate or general business use. As of December 31, 2022, and December 31, 2021, the Company had restricted cash of $0.9 million and $0, respectively. These funds represent balances that have been reserved for a Directors and Officers insurance policy.

Fair Value Measurements and Fair Value of Financial Instruments

Accounting Standard Codification (“ASC”) Topic 820, Fair Value Measurements, clarifies the definition of fair value, prescribes methods for measuring fair value. Fair value is defined as the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1: Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2: Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3: Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

ASC subtopic 825-10, Financial Instruments (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. The carrying value of cash and cash equivalents, accounts payable and accrued liabilities as reflected in the consolidated balance sheets, approximate fair value because of the short-term maturity of these instruments. All other significant financial assets, financial liabilities and equity instruments of the Company are either recognized or disclosed in the consolidated financial statements together with other information relevant for making a reasonable assessment of future cash flows, interest rate risk and credit risk. Where practicable the fair values of financial assets and financial liabilities have been determined and disclosed; otherwise only available information pertinent to fair value has been disclosed.

The Company follows ASC subtopic 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”) and ASC 825-10, which permits entities to choose to measure many financial instruments and certain other items at fair value.

Property, plant and equipment

Fixed Assets are carried at historical cost. Depreciation is calculated on the straight-line method over the estimated useful lives as follows:

Computer hardware	3 - 5 years
Computer software	3 years
Equipment	2 - 7 years
Furniture and fixtures	5 - 7 years
Leasehold improvement	Lesser of life of lease or asset life
Vehicles	3 - 5 years

Goodwill and Other Intangible Assets

Goodwill is assigned to reporting units based on the difference between the purchase price as allocated to the reporting units and the estimated fair value of the identified net assets acquired as allocated to the reporting units. Purchased intangible assets with finite lives are carried at their estimated fair values at the time of acquisition less accumulated amortization and any impairment charges. Amortization is recognized on a straight-line basis over the estimated useful lives of the respective assets, which approximates the pattern that the economic benefits are realized by the Company.

Asset Impairments

Goodwill is tested for impairment annually as of October 1 or at other times if events have occurred or circumstances exist that indicate the carrying value of the reporting unit may exceed its fair value.

Goodwill is not amortized for book purposes. It may be, however, amortized for tax purposes. The Company reviews its goodwill for impairment at least annually. At the time of each review, if the fair value is less than the carrying value of the reporting unit, then a charge is recorded to the results of operations.

For goodwill, the Company uses qualitative and quantitative approaches when testing goodwill for impairment. The Company performs a qualitative evaluation of events and circumstances impacting each reporting unit to determine the likelihood of goodwill impairment. Based on that qualitative evaluation, if the Company determines it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, no further evaluation is necessary. Otherwise, the Company performs a quantitative goodwill impairment test. The Company performs quantitative goodwill impairment tests for reporting units at least once every three years.

Property, plant and equipment, intangible assets with finite lives and right of use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable, based on the undiscounted cash flows expected to be derived from the use and ultimate disposition of the assets. Assets identified as impaired are adjusted to estimated fair value.

Beneficial conversion features

If the conversion features of conventional convertible debt provide for a rate of conversion that is below market value at issuance, this feature is characterized as a beneficial conversion feature (“BCF”). A BCF is recorded by the Company as a debt discount pursuant to ASC Topic 470-20 “Debt with Conversion and Other Options”. In those circumstances, the convertible debt is recorded net of the discount related to the BCF, and the Company amortizes the discount to interest expense, over the life of the debt. As of December 31, 2022 and 2021, the Company had outstanding preferred stock and convertible notes resulting in a beneficial conversion feature in the amount of $2.7 million and $3.6 million, respectively.

Derivative Liabilities

The Company evaluates convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date, through other income (expense) in the consolidated statement of operations and recorded as a liability. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date. Certain instruments have embedded features that are classified as derivative liabilities.

Income Taxes

The Company has adopted ASC 740-10, Accounting for Income Taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses. Our federal tax return and any state tax returns are not currently under examination. The Company is subject to federal and state income tax audits from time to time that could result in proposed assessments. Management believes that the Company has appropriately accounted for income taxes for tax periods that are within the statutory period of limitations not previously audited and that are potentially open for examination by the taxing authorities. The Company cannot predict with certainty how any audits would be resolved and whether the Company will be required to make additional tax payments, which may include penalties and interest. The Company is subject to examination for the preceding three years.

Leases

The Company enters into operating lease contracts for buildings, properties, structures and other equipment. Arrangements are evaluated at inception to determine whether such arrangements contain a lease. Operating leases primarily include building lease contracts. Arrangements to lease building space consist primarily of the rental of office space, but may also include leases of other equipment, including automobiles. Operating leases are reflected on the Company’s consolidated balance sheet within the Operating lease right-of-use (“ROU”) asset line item and the related short-term and long-term liabilities are included within the Operating lease liability and Operating lease liability, non-current line items, respectively. Finance leases are reflected on the Company’s consolidated balance sheet within Finance lease right-of-use asset line item and the related short-term and long-term liabilities are included within the Finance lease liability and Finance lease liability, non-current line items. As an accounting policy election, the Company elected not to apply the recognition requirements to short-term leases for all underlying classes of assets. For these leases which have a term of twelve months or less at lease inception, the Company will recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for these payments is incurred.

ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the respective lease term. Lease expense is recognized on a straight-line basis over the lease term. Repayments of the principal portion of the finance lease liabilities are classified within financing activities.

Certain of the Company’s operating lease agreements include rental payments that are adjusted periodically for inflationary changes. Payments due to changes in inflationary adjustments are included within variable rent expense, which is accounted for separately from periodic straight-line lease expense.

Certain of the Company’s leases provide options to extend the terms of the agreements. Generally, renewal periods are excluded from minimum lease payments when calculating the lease liabilities as, for most leases, the Company does not consider exercise of such options to be reasonably certain. Unless a renewal option is considered reasonably assured, the optional terms and related payments are not included within the lease liability. For those leases for which renewal periods are included in calculating minimum lease liabilities, any adjustments resulting from changes in circumstances which result in the renewal options no longer being reasonably certain are accounted for as changes in estimates. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The implicit rate within the Company’s lease agreements is generally not determinable. As such, the Company uses the incremental borrowing rate (“IBR”) to determine the present value of lease payments at the commencement of the lease. The IBR is the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

When the Company decides to abandon a leased property before the expiration of the lease term, management assesses whether such property will be subleased. If it is determined that subleasing the property for the remaining lease term is reasonable, management estimates the fair value of the sublease payments to be received and compares the estimated fair value to the ROU asset. To the extent the estimated fair value is less than the net book value of the ROU asset, the Company records a non-cash impairment charge for the difference, and the remaining ROU asset is recorded ratably over the remaining lease term. If it is determined that subleasing the property for the remaining lease term is not reasonable (e.g., the remaining lease term is too short to reasonably expect the property to be subleased), amortization of the net book value of the ROU asset is accelerated and recognized as expense ratably from the decision date to the date the Company ceases use of the property.

Advertising Costs

Advertising costs are expensed in the period in which they are incurred and are reflected in general and administrative expense on the Consolidated Statements of Operations. Advertising expense was $0.8 million and $0.3 million for the years ended December 31, 2022 and 2021, respectively.

Net Income (Loss) Per Share

Basic income (loss) per share available to common stockholders is calculated using the weighted average number of common shares outstanding during the applicable period. Diluted net income (loss) per share available to common stockholders is calculated using the weighted average number of common shares outstanding plus the number of dilutive potential common shares outstanding during the applicable period. Dilutive potential common shares consist of the incremental common shares (i) issuable upon the vesting of outstanding restricted stock units and the exercise of outstanding stock options using the treasury stock method and (ii) issuable for non-participating preferred stock using the if-converted method. Our warrants and some of our preferred stock are considered participating securities pursuant to the two-class method. Dilutive potential common shares are excluded from the calculation of diluted net income (loss) per share available to common stockholders if their effect is antidilutive. The following potential common shares were excluded from the calculation of diluted net income (loss) per share available to common stockholders because their effect would have been antidilutive:

	Years Ended December 31,
(in thousands)	2022	2021
Restricted stock units	196	65
Warrants	20,552	21,097
Stock options	48,986	34,740
Preferred stock	21,677	1,565
Convertible notes payable	24,847	43,832
Total	116,258	101,299

Recent Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, Credit Losses - Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires entities to use a forward-looking approach based on current expected credit losses (“CECL”) to estimate credit losses on certain types of financial instruments, including trade receivables. This may result in the earlier recognition of allowances for losses. ASU 2016-13 is effective for the Company beginning January 1, 2023. The Company does not believe the potential impact of the new guidance and related codification improvements will be material to its financial position, results of operations and cash flows.

In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models will result in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 will be effective for the Company as of January 1, 2024. Early adoption is permitted. Management is currently evaluating the effect of the adoption of ASU 2020-06 on the consolidated financial statements, but currently does not believe ASU 2020-06 will have a significant impact on the Company’s accounting as it no longer has convertible debt as of December 31, 2022. The Company will continue to monitor relevant accounting pronouncements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations - Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). ASU 2021-08 is designed to improve comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of and after a business combination. ASU 2021-08 is effective for the Company beginning January 1, 2023 using a prospective application.

Reclassification

Certain amounts included in prior year financial statements have been reclassified to conform to the current year presentation. These reclassifications did not have a material impact on the Company’s previously reported financial statements.

Change in Accounting Principle

The Company changed its accounting principle for recognizing stock-based compensation expense from the graded vesting attribution method, where an award is divided into vesting increments or tranches, to the straight line attribution method of accounting.  The Company believes the straight line attribution method more accurately reflects the pattern of service provided by its employees.  Also, it is the predominant method used in its industry, and therefore it better aligns the Company’s recognition of stock-based compensation expense with its peers.

The retrospective application of the change in accounting principle had an effect on the consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive income (loss) and consolidated statements of stockholders’ equity.  There was no net effect to the amounts reported for net cash provided by (used in) operating, investing or financing activities in the consolidated statements of cash flows for prior periods as a result of the change in accounting method.  However, the net loss, change in deferred income taxes and stock-based compensation line items in net cash flows (used in) operating activities each decreased as shown below to reflect the change in accounting method.

The following tables present the comparative effect of the change in accounting principle and its effect on the Company’s previously reported financial statements.

	Year Ended
	December 31,
	2022	2021
	(amounts, in thousands, except per share data)
Stock-based compensation
Prior to revision	$35,449	$30,623
Revision	(8,950)	(8,822)
As revised	$26,499	$21,801
Loss from operations
Prior to revision	$(47,962)	$(38,284)
Revision	8,950	8,822
As revised	$(39,012)	$(29,462)
Income tax benefit (expense)
Prior to revision	$(275)	$5,292
Revision	1,098	(1,038)
As revised	$823	$4,254
Net loss
Prior to revision	$(30,349)	$(51,668)
Revision	10,048	7,784
As revised	$(20,301)	$(43,884)
Basic loss per share available to common stockholders
Prior to revision	$(0.35)	$(0.38)
Revision	0.05	0.05
As revised	$(0.30)	$(0.33)
Diluted loss per share available to common stockholders
Prior to revision	$(0.35)	$(0.38)
Revision	0.05	0.05
As revised	$(0.30)	$(0.33)
	Three Months Ended (Unaudited)
	March 31,	June 30,	September 30,	December 31,
	2022	2022	2022	2022
	(amounts, in thousands, except per share data)
Stock-based compensation
Prior to revision	$10,744	$9,761	$7,848	$7,096
Revision	(3,320)	(2,538)	(1,981)	(1,111)
As revised	$7,424	$7,223	$5,867	$5,985
Loss from operations
Prior to revision	$(12,786)	$(12,466)	$(9,974)	$(12,736)
Revision	3,320	2,538	1,981	1,111
As revised	$(9,466)	$(9,928)	$(7,993)	$(11,625)
Income tax benefit (expense)
Prior to revision	$1,578	$11	$183	$(2,047)
Revision	(205)	(56)	(175)	1,534
As revised	$1,373	$(45)	$8	$(513)
Net income (loss)
Prior to revision	$(13,141)	$(19,642)	$14,375	$(11,941)
Revision	3,115	2,482	1,806	2,645
As revised	$(10,026)	$(17,160)	$16,181	$(9,296)
Basic income (loss) per share available to common stockholders
Prior to revision	$(0.09)	$(0.27)	$0.06	$(0.05)
Revision	0.01	0.01	0.01	0.01
As revised	$(0.08)	$(0.26)	$0.07	$(0.04)
Diluted income (loss) per share available to common stockholders
Prior to revision	$(0.09)	$(0.27)	$0.05	$(0.05)
Revision	0.01	0.01	0.01	0.01
As revised	$(0.08)	$(0.26)	$0.06	$(0.04)
	Three Months Ended (Unaudited)
	March 31,	June 30,	September 30,	December 31,
	2021	2021	2021	2021
	(amounts, in thousands, except per share data)
Stock-based compensation
Prior to revision	$4,563	$9,230	$7,558	$9,272
Revision	(509)	(1,875)	(2,936)	(3,502)
As revised	$4,054	$7,355	$4,622	$5,770
Loss from operations
Prior to revision	$(5,374)	$(11,694)	$(8,767)	$(12,449)
Revision	509	1,875	2,936	3,502
As revised	$(4,865)	$(9,819)	$(5,831)	$(8,947)
Income tax benefit (expense)
Prior to revision	$1,182	$2,013	$2,715	$(618)
Revision	(90)	(348)	(431)	(169)
As revised	$1,092	$1,665	$2,284	$(787)
Net loss
Prior to revision	$(1,579)	$(10,085)	$(25,230)	$(14,774)
Revision	419	1,527	2,505	3,333
As revised	$(1,160)	$(8,558)	$(22,725)	$(11,441)
Basic loss per share available to common stockholders
Prior to revision	$(0.01)	$(0.07)	$(0.17)	$(0.13)
Revision	-	0.01	0.02	0.02
As revised	$(0.01)	$(0.06)	$(0.15)	$(0.11)
Diluted loss per share available to common stockholders
Prior to revision	$(0.01)	$(0.07)	$(0.17)	$(0.13)
Revision	-	0.01	0.02	0.02
As revised	$(0.01)	$(0.06)	$(0.15)	$(0.11)

The opening balances of accumulated deficit and additional paid in capital as of December 31, 2020, have been adjusted by $0.2 million and $0.3 million, respectively to reflect the cumulative effect of the change.

	As of
	December 31,	December 31,
	2022	2021
	(amounts, in thousands)
Net deferred tax (liability) asset
Prior to revision	$(1,389)	$5,580
Revision	(21)	(1,119)
As revised	$(1,410)	$4,461
Additional paid in capital
Prior to revision	$197,816	$126,870
Revision	(18,093)	(9,143)
As revised	$179,723	$117,727
Accumulated deficit
Prior to revision	$(173,586)	$(111,390)
Revision	18,072	8,024
As revised	$(155,514)	$(103,366)
Total stockholders' equity
Prior to revision	$24,250	$15,467
Revision	(21)	(1,119)
As revised	$24,229	$14,348